SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Accounting Policies [Line Items]
Goodwill impairment losses		$ 20,402
Period of projected net cash flows		5 years
Discount rate		13.00%
Long-term growth rate		4.00%
Shipping expenses	1,367	$ 976	2,685
Advertising expenses	243	181	273
Research and development expenses	1,624	2,540	$ 2,477
Restricted cash held by trustees	$ 9,058	$ 8,524
The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted loss per share	2,227,150	3,925,236	5,546,082
Impairment of long lived assets		$ 10,137
Warranty expenses	$ 704	864	$ 361
Impairment loss of property and equipment, net		4,106
Long-term deferred charges		6,031
Restructuring costs for one-time employee termination benefits		367
Costs to terminate a manufacturing contract		$ 1,141
Short-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	0.36%	0.19%
Long-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	5.89%	5.84%